Commitments (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017
Future minimum lease payments for the
Six Months Ending September 30, 2018	$ 71,000	$ 160,000
Year Ending September 30, 2019	106,000	106,000
Year Ending September 30, 2020	106,000	106,000
Year Ending September 30, 2021	6,000	6,000
Future minimum lease payments, total	$ 289,000	$ 378,000